Cover Page	Mar. 05, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	ESSEX PROPERTY TRUST, INC.
Entity File Number	001-13106
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	77-0369576
Entity Address, Address Line One	1100 Park Place, Suite 200
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	650
Local Phone Number	655-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value (Essex Property Trust, Inc.)
Trading Symbol	ESS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000920522
Amendment Flag	false
Essex Portfolio, L.P.
Entity Information [Line Items]
Entity Registrant Name	ESSEX PORTFOLIO, L.P.
Entity File Number	333-44467-01
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	77-0369575
Entity Emerging Growth Company	false